Consolidated Statement of Stockholders’ Deficit - 4 months ended Dec. 31, 2025 - SGD ($)	Ordinary Shares	Accumulated Deficit	Total
Balance at Aug. 25, 2025
Balance (in Shares) at Aug. 25, 2025
Issuance of ordinary shares	$ 1		1
Issuance of ordinary shares (in Shares)	1
Net loss		(107,851)	(107,851)
Balance at Dec. 31, 2025	$ 1	$ (107,851)	$ (107,850)
Balance (in Shares) at Dec. 31, 2025	1